Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 101	[1]
Additions Charged against Revenue	1,743		101
Appeals found in Providers Favor	(910)
Balance at End of Period	934	[1]	101	[1]
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	45		221		290
Additions Charged against Revenue	28		37
Recoveries	14
Charge-offs	(10)		(213)		(69)
Balance at End of Period	$ 77		$ 45		$ 221

[1]	Includes $101 and $484 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2010 and 2011, respectively